MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600


                                   May 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter S&P 500 Select Fund
   File 333-56609
   Rule 497(j) Filing


Dear Sir/Madam:


      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2000.

                                   Very truly yours,
                                      /s/LouAnne McInnis
                                   LouAnne McInnis
                                   Assistant Secretary








cc:  Barry Fink
      Larry Greene